UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

1014 Fulton Greer Road, Suite 4B,  Franklin, TN  37064

(Address of principal executive offices)   (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code: (615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

Class A Shares (SATMX)

Class C Shares (SACMX)

APRIL 30, 2018

(UNAUDITED)

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
15.31%
Consumer Cyclical
5.55%
Financial Services
13.88%
Healthcare
14.99%
Industrials
19.83%
Technology
30.44%

Sectors are categorized using Morningstar® classifications.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 99.60%

Chemicals & Allied Products - 2.82%
10,466	KMG Chemicals, Inc.	$ 643,554

Computer Peripheral Equipment - 1.65%
48,570	Mitek Systems, Inc. *	376,418

Concrete Products, Except Block & Brick - 2.43%
9,470	U.S. Concrete, Inc. *	553,521

General Building Contractors - Nonresidential Building - 0.91%
10,000	Tutor Perini Corp. *	206,500

Guided Missiles & Space Vehicles & Parts - 2.02%
46,054	Kratos Defense & Security Solutions, Inc. *	461,001

Heavy Construction Other Than Building Construction - Contractors - 4.62%
11,800	Granite Construction, Inc.	618,084
39,000	Sterling Construction Co. Inc. *	434,070
		1,052,154
Household Audio & Video Equipment - 1.69%
30,000	Knowles Corp. *	384,000

Lumber & Wood Products (No Furniture) - 4.08%
11,780	Koppers Holdings, Inc. *	515,964
3,980	Trex Co. Inc. *	413,442
		929,406
Metal Doors, Sash, Frames, Molding & Trim - 2.68%
35,000	PGT Innovations, Inc. *	610,750

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 3.24%
26,269	Summit Materials, Inc. Class A	739,210

National Commercial Banks - 4.41%
28,950	Green Bancorp, Inc. *	652,822
12,797	Hanmi Financial Corp.	353,197
		1,006,019
Optical Instruments & Lenses - 3.26%
28,280	Nova Measuring Instruments, Ltd. (Israel) *	742,350

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Shares		Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.11%
3,420	Inogen, Inc. *	$ 480,784

Pharmaceutical Preparations - 2.58%
9,136	BioSpecifics Technologies Corp. *	387,549
3,780	Cambrex Corp. *	200,151
		587,700
Radio & TV Broadcasting & Communications Equipment - 0.66%
7,600	CalAmp Corp. *	150,100

Retail-Apparel & Accessory Stores - 1.29%
17,000	Duluth Holdings, Inc. *	294,950

Retail-Auto & Home Supply Store - 1.90%
20,080	Marinemax, Inc. *	433,728

Retail-Eating Places - 2.33%
19,800	Ruth's Hospitality Group, Inc.	531,630

Savings Institution, Federally Chartered - 2.48%
14,040	Bofi Holding, Inc. *	565,531

Semiconductors & Related Devices - 15.31%
4,750	Cabot Microelectronics Corp.	481,887
24,815	ChipMOS Technologies, Inc. ADR *	341,703
40,000	FormFactor, Inc. *	459,000
50,680	Kulicke & Soffa Industries, Inc. (Singapore) *	1,160,065
16,100	Tower Semiconductor Ltd. (Israel) *	416,507
36,070	Ultra Clean Holdings, Inc. *	631,586
		3,490,748
Services-Computer Programming Services - 0.88%
18,000	PDF Solutions, Inc. *	200,700

Services-Computer Processing & Data Preparation - 4.35%
30,550	Five9, Inc. *	897,253
11,973	Park City Group, Inc. *	94,587
		991,840
Services-Engineering Services - 2.08%
18,680	Engility Holdings, Inc. *	474,846

* Non-income producing securities during the period.

ADR - American depositary receipt.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Shares		Value

Services-Help Supply Services - 4.72%
11,110	AMN Healthcare Services, Inc. *	$ 742,703
26,500	Cross Country Healthcare, Inc. *	333,370
		1,076,073
Services-Miscellaneous Business Services - 3.38%
13,087	NV5 Global, Inc. *	770,170

Services-Prepackaged Software - 2.52%
20,350	Rapid7, Inc. *	574,684

Services-Specialty Outpatient Facilities - 3.50%
20,890	BioTelemetry, Inc. *	797,998

Services-Testing Laboratories - 1.94%
46,170	Neogenomics, Inc. *	442,309

State Commercial Banks - 6.93%
51,857	Community Bankers Trust Corp. *	451,156
11,304	Customers Bancorp, Inc. *	325,781
20,649	Triumph Bancorp, Inc. *	802,214
		1,579,151
Surgical & Medical Instruments & Apparatus - 1.55%
9,460	SurModics, Inc. *	353,331

Trucking (No Local) - 3.94%
22,633	Marten Transport Ltd.	441,344
6,930	Saia, Inc. *	457,726
		899,070
Water, Sewer, Pipeline, Comm & Power Line Construction - 1.34%
11,900	Primoris Services Corp.	304,521

TOTAL FOR COMMON STOCKS (Cost $15,332,828) - 99.60%		22,704,747

WARRANT - 0.00%
50,000	Cancer Genetics, Inc. $5.00, Expires 11/12/2020 *	-
TOTAL WARRANT (Cost $0) - 0.00%		-

TOTAL INVESTMENTS (Cost $15,332,828) - 99.60%		22,704,747

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.40%		90,276

NET ASSETS - 100.00%		$22,795,023

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2018 (UNAUDITED)

Assets:
Investments, at Value (Cost $15,332,828)	$ 22,704,747
Cash	173,878
Receivables:
Shareholder Purchases	8
Prepaid Expenses	24,442
Total Assets	22,903,075
Liabilities:
Shareholder Redemptions	38,736
Due to Advisor, Net	17,277
Administrative Fees	7,628
Distribution Fees	13,706
Shareholder Servicing Fees	6,316
Trustee Fees	3,665
Other Accrued Expenses	20,724
Total Liabilities	108,052
Net Assets	$ 22,795,023

Net Assets Consist of:
Paid In Capital	17,759,822
Accumulated Net Investment Loss	(619,053)
Accumulated Undistributed Realized Loss on Investments	(1,717,665)
Unrealized Appreciation in Value of Investments	7,371,919
Net Assets	$ 22,795,023

Class A Shares:
Net Assets	$ 22,770,507
Shares Outstanding (Unlimited number of shares authorized without par value)	762,574
Net Asset Value Per Share and Offering Price ($22,770,507/762,574)	$ 29.86
Minimum Redemption Price Per Share*	$ 29.26
Maximum Offering Price Per Share**	$ 31.68

Class C Shares:
Net Assets	$ 24,516
Shares Outstanding (Unlimited number of shares authorized without par value)	839
Net Asset Value Per Share and Offering Price ($24,516/839) ***	$ 29.23
Minimum Redemption Price Per Share*	$ 28.64

*The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

** Maximum offering price includes a maximum sales charge (load) imposed on purchases as a percentage of offering price of 5.75%.

*** A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within 13 months of purchase.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2018 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding taxes of $225)	$ 28,083
Total Investment Income	28,083

Expenses:
Advisory (Note 2)	152,288
Distribution (Note 2)
Class A	30,426
Class C	125
Administrative (Note 2)	12,183
Shareholder Servicing (Note 2)	12,183
Registration	15,995
Compliance (Note 2)	12,000
Legal Fees	7,744
Trustee Fees	11,933
Transfer Agent (Note 2)	4,773
Fund Accounting (Note 2)	13,832
Custody	4,154
Audit	9,821
Printing & Mailing	2,288
Insurance	6,561
NASDAQ	5
Miscellaneous	2,223
Gross Expenses	298,534
(Fees Waived)/Reimbursed by the Advisor (Note 2)	(60,872)
Net Expenses	237,662

Net Investment Loss	(209,579)

Realized and Unrealized Loss on Investments:
Realized Gain on Investments	1,153,709
Net Change in Unrealized Depreciation on Investments	(1,617,482)
Net Realized and Unrealized Loss on Investments	(463,773)

Net Decrease in Net Assets Resulting from Operations	$ (673,352)

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	4/30/2018	10/31/2017
Increase in Net Assets From Operations:
Net Investment Loss	$ (209,579)	$ (462,815)
Net Realized Gain on Investments	1,153,709	2,374,737
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,617,482)	5,530,973
Net Increase (Decrease) in Net Assets Resulting from Operations	(673,352)	7,442,895

Distributions to Shareholders: (Note 4)
Realized Gains
Class A	-	-
Class C	-	-
Total Dividends and Distributions Paid to Shareholders	-	-

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	1,300,435	634,284
Class C	-	-
Shares Issued on Reinvestment of Dividends
Class A	-	-
Class C	-	-
Proceeds from Early Redemption Fees
Class A	31	-
Class C	-	-
Cost of Shares Redeemed
Class A	(3,977,384)	(14,255,508)
Class C	-	-
Net Decrease in Net Assets from Shareholder Activity	(2,676,918)	(13,621,224)

Net Assets:
Net Decrease in Net Assets	(3,350,270)	(6,178,329)
Beginning of Period	26,145,293	32,323,622
End of Period (Including Accumulated Net Investment
Loss of $(619,053) and $(409,474), respectively)	$22,795,023	$26,145,293

Share Transactions:
Shares Sold
Class A	41,983	22,737
Class C	-	-
Shares Issued on Reinvestment of Dividends
Class A	-	-
Class C	-	-
Shares Redeemed
Class A	(130,755)	(509,834)
Class C	-	-
Net Decrease in Shares	(88,772)	(487,097)
Outstanding at Beginning of Period	852,185	1,339,282
Outstanding at End of Period	763,413	852,185

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

CLASS A (FORMERLY NO-LOAD)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 4/30/2018

		Years Ended
		10/31/2017	10/31/2016	10/31/2015	10/31/2014	10/31/2013

Net Asset Value, at Beginning of Period	$ 30.68	$ 24.14	$ 30.85	$ 34.52	$ 39.60	$ 31.88

Income From Investment Operations:
Net Investment Loss *	(0.26)	(0.44)	(0.33)	(0.35)	(0.50)	(0.30)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.56)	6.98	(2.14)+	(0.78)+	0.66	10.80
Total from Investment Operations	(0.82)	6.54	(2.47)	(1.13)	0.16	10.50

Distributions from:
Net Investment Income	-	-	-	-	-	-
Net Realized Gain	-	-	(4.24)	(2.56)	(5.26)	(2.79)
Total from Distributions	-	-	(4.24)	(2.56)	(5.26)	(2.79)

Redemption Fees	-(a)	-(a)	-(a)	0.02	0.02	0.01

Net Asset Value, at End of Period	$ 29.86	$ 30.68	$ 24.14	$ 30.85	$ 34.52	$ 39.60

Total Return **	(2.67)%(c)	27.09%	(8.66)%	(3.68)%	(0.73)%	35.48%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 22,771	$ 26,120	$ 32,304	$ 83,555	$149,785	$202,747
Before Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	2.45%(b)	2.28%	2.05%	1.95%	1.84%	1.90%
Ratio of Net Investment Loss to Average Net Assets	(2.22)%(b)	(1.90)%	(1.43)%	(1.05)%	(1.38)%	(0.84)%
After Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.95%(b)	1.95%	1.95%	1.95%	1.84%	1.90%
Ratio of Net Investment Loss to Average Net Assets	(1.72)%(b)	(1.57)%	(1.33)%	(1.05)%	(1.38)%	(0.84)%
Portfolio Turnover	13.68%(c)	33.10%	90.22%	99.35%	109.05%	114.68%

*   Net Investment Loss per share amounts were calculated using the average share method.

** Excludes the effect of redemption fees.

+ Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(a) Amount is less than $0.005.

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited) Six Months Ended 4/30/2018	Years Ended		For the Period Ended * 10/31/2015

		10/31/2017	10/31/2016

Net Asset Value, at Beginning of Period	$ 30.14	$ 23.89	$ 30.76	$ 34.55

Income From Investment Operations:
Net Investment Loss **	(0.37)	(0.65)	(0.55)	(0.26)
Net Loss on Securities (Realized and Unrealized)	(0.54)	6.90	(2.08)+	(3.53)+
Total from Investment Operations	(0.91)	6.25	(2.63)	(3.79)

Distributions from:
Net Investment Income	-	-	-	-
Net Realized Gain	-	-	(4.24)	-
Total from Distributions	-	-	(4.24)	-

Redemption Fees	-	-	-	-

Net Asset Value, at End of Period	$ 29.23	$ 30.14	$ 23.89	$ 30.76

Total Return ***	(3.02)%(b)	26.16%	(9.29)%	(10.97)%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 25	$ 25	$ 20	$ 19
Before Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	3.19%(a)	3.03%	2.77%	2.69%(a)
Ratio of Net Investment Loss to Average Net Assets	(2.96)%(a)	(2.67)%	(2.28)%	(2.42)%(a)
After Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	2.70%(a)	2.70%	2.70%	2.69%(a)
Ratio of Net Investment Loss to Average Net Assets	(2.47)%(a)	(2.34)%	(2.22)%	(2.42)%(a)
Portfolio Turnover	13.68%(b)	33.10%	90.22%	99.35%(b)

* For the period July 2, 2015 (commencement of investment operations) through October 31, 2015.

**   Net Investment Loss per share amounts were calculated using the average share method.

*** Excludes the effect of redemption fees.

+ Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2018 (UNAUDITED)

Note 1. Significant Accounting Policies

The Satuit Capital U.S. Emerging Companies Fund (the “Fund”), is a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company.  The objective of the Fund is to provide investors with long-term capital appreciation.  The Fund is a “diversified” series of the Trust, as that term is defined in the Act.  The Board of Trustees (the “Board”) have authorized two classes of shares for the Fund: Class A shares and Class C shares and each class is subject to different expenses. The Fund converted its No-Load shares to Class A shares on June 19, 2015. Class C shares commenced operations on July 2, 2015.

The Fund will charge a 2.00% redemption fee on all shares redeemed less than 90 days from the date of purchase. The Fund’s Class A shares imposed a 5.75% maximum sales charge (load) on purchases as a percentage of offering price.  The Trust’s Distributor will pay a finders’ fee of 1.00% of the proceeds invested to brokers that purchase Class C shares of the Fund. In such cases, those purchases will be subject to a contingent deferred sales charge of 1.00% for 13 months after the date of purchase.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Security Valuations: The Fund’s securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Equity securities (common stocks, including ADRs) - Equity securities are generally valued by using market quotations. The market quotation used for equity securities, including those listed on the NASDAQ, is the last sale price on the date on which the valuation is made or, in the absence of sales, the last prior sale price on which the valuation was made. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2018:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

The following table summarizes the valuation of the Fund’s assets by the above fair value hierarchy levels as of April 30, 2018:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 22,704,747	$ -	$ -	$22,704,747
Warrant	-	-	-	-
Total	$ 22,704,747	$ -	$ -	$22,704,747

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by industry.

The Fund did not hold any Level 3 assets during the six months ended April 30, 2018. The Fund did not hold any derivative instruments at any time during the six months ended April 30, 2018. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, (2014 - 2016), or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the six months ended April 30, 2018, the Fund did not incur any interest or penalties.

Security Transactions and Income: Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Other: Expenses incurred by SCMT that do not relate to a specific class of the Fund are allocated in accordance to SCMT’s expense policy.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Accounting Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Note 2. Investment Advisory, Distribution Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, Satuit Capital Management, LLC (“SCM”), provides investment services for an annual fee of 1.25%, of the average daily net assets of the fund. As of March 1, 2017, per an Expense Limitation Agreement, SCM has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses), to 1.95% of average net assets for the Class A shares, and 2.70% of average net assets for Class C shares through at least October 31, 2018.  Prior to March 1, 2017, per an Expense Limitation Agreement, SCM has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses), to 1.95% of average net assets for the Class A shares, and 2.75% of average net assets for Class C shares through at least October 31, 2018.  For the six months ended April 30, 2018, SCM earned advisory fees of $152,288. As of April 30, 2018, the Fund owed SCM $17,277 for advisory services.

Pursuant to the terms of the Expense Limitation Agreement, SCM is entitled to reimbursement of fees waived or reimbursed by SCM in prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Fund’s shares total annual expense ratio to exceed the cap.  The total amount of reimbursement recoverable by SCM is the sum of all fees waived or reimbursed by SCM during any of the previous three years, less any reimbursement previously paid by the Fund to SCM with respect to any waivers, reductions, and payments made with respect to the Fund. For the six months ended April 30, 2018, the Fund waived $60,872 in fees.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

The amounts subject to recoupment by the Advisor, pursuant to the aforementioned conditions, at October 31, 2017, were as follows:

Subject to Recoupment
Amount	by October 31,
$ 46,955	2019
$ 97,429	2020

The Fund has adopted a plan pursuant to Rule 12b-1, under the Investment Company Act of 1940, as amended, whereby the Fund or SCM may pay distribution fees for certain activities and expenses which are primarily intended to result in the sale of Fund shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or SCM.  The Fund or SCM may incur such distribution expenses at the rate of up to 0.25% per annum of the Fund’s Class A shares average daily net assets, and 1.00% per annum of the Fund’s Class C shares average daily net assets.  For the six months ended April 30, 2018, there was $30,426 of 12b-1 fees incurred by the Fund’s Class A shares and $125 of 12b-1 fees incurred by the Fund’s Class C shares. As of April 30, 2018, the Fund owed $13,706 in distribution fees.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets of the Fund to certain financial institutions and securities brokers as compensation for providing non-distribution related shareholder services. For the six months ended April 30, 2018, there was $12,183 of shareholder servicing fees incurred by the Fund.

Mutual Shareholder Services, LLC (“MSS”) is the Fund’s Transfer and Dividend Disbursing Agent.  In accordance with the contract and current net asset levels, MSS earned $4,773 as stated on the Statement of Operations for the six months ended April 30, 2018.  MSS is the Fund’s Accounting Agent.  In accordance with the contract and current net asset levels, MSS earned $13,832 as stated on the Statement of Operations for the six months ended April 30, 2018.

Satuit Funds Administration, LLC serves as the Fund’s Administrator and is under common ownership of SCM.  Pursuant to an Administration Agreement, Satuit Funds Administration, LLC provides administrative services for an annual fee of 0.10% of the average daily net assets. In accordance with the contract and current net asset levels, Satuit Funds Administration, LLC earned $12,183 from the Fund for the six months ended April 30, 2018. As of April 30, 2018, the Fund owed $7,628 in Administrative fees.

David D. Jones, Esq., Managing member of Drake Compliance, LLC, is the Fund’s Chief Compliance Officer, and is an officer of SCMT.  In accordance with the contract, Drake Compliance LLC earned $12,000 as stated on the Statement of Operations for the six months ended April 30, 2018.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

Certain officers and trustees of SCMT are officers of SCM and Satuit Funds Administration, LLC.

Note 3. Investments

The cost of purchases and the proceeds of the Fund from sales of securities other than short-term notes for the six months ended April 30, 2018, aggregated $3,269,637 and $6,162,571, respectively.

Note 4. Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For the year ended October 31, 2016, the Fund paid a long-term capital gain distribution of $4.24461 per share, for a total distribution of $9,904,521. The Fund did not pay any distributions for the six months ended April 30, 2018 and year ended October 31, 2017.

For federal income tax purposes the cost of securities owned at April 30, 2018, were $15,332,828.  At April 30, 2018, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$8,035,554	$(663,635)	$7,371,919

The difference between book and tax basis unrealized appreciation is attributable primarily to wash sales and tax treatment of certain other investments.

As of October 31, 2017, the components of distributable earnings for the Fund on a tax basis were as follows:

Capital Loss Carryforward

$ (2,735,830)

Net Unrealized Appreciation on Investments

     8,853,857

Other Accumulated Losses

      (409,474)

$   5,708,553

The Fund elected to defer to the year ending October 31, 2017, late year ordinary losses in the amount of $409,474.

Tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2018 (UNAUDITED)

accounting principles generally accepted in the United States. Accordingly, for the year ended October 31, 2017, certain differences were reclassified. These differences are attributable to net operating loss adjustments. The reclassifications were as follows:

Undistributed Net Investment Income	Accumulated Capital Gain/Loss	Paid-in-Capital
$ 644,960	$ -	$ (644,960)

Note 5. Capital Loss Carryforwards

As of October 31, 2017, the Fund had non-expiring Short Term Capital Loss Carryforward of $2,735,830.

Note 6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

EXPENSE ILLUSTRATION

APRIL 30, 2018 (UNAUDITED)

Expense Example

As a shareholder of the Satuit Capital U.S. Emerging Companies Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 through April 30, 2018, for Class A and Class C shares of the Fund.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Satuit Capital U.S. Emerging Companies Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2017	April 30, 2018	November 1, 2017 to April 30, 2018

Actual	$1,000.00	$973.27	$9.54
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Satuit Capital U.S. Emerging Companies Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2017	April 30, 2018	November 1, 2017 to April 30, 2018

Actual	$1,000.00	$969.81	$13.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.41	$13.47

* Expenses are equal to the Fund's annualized expense ratio of 2.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

ADDITIONAL INFORMATION

APRIL 30, 2018 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30 are available without charge upon request by (1) calling the Fund at (866) 972-8848 and/or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the fiscal quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-972-8848.

Investment Adviser:
Satuit Capital Management, LLC

1014 Fulton Greer Road, Suite 4B

Franklin, Tennessee 37064

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, Ohio  44115

Transfer Agent:
For more information, wire purchase or redemptions, call or write to Satuit Capital Management Trust’s Transfer Agent:

Mutual Shareholder Services, LLC

Satuit Capital Management Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 972-8848 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

This report is provided for the general information of the shareholders of the Satuit Capital U.S. Emerging Companies Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT

        11 (b) (1)       Certification of Principal Executive Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Satuit Capital Management Trust

By (Signature and Title)*:

/s/ Robert J. Sullivan

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/ Robert J. Sullivan

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 5, 2018

By (Signature and Title)*:

/s/ Robert J. Sullivan

Robert J. Sullivan, Chief Financial Officer

(principal financial officer)

Date:  July 5, 2018

*

Print the name and title of each signing officer under his or her signature.